Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of accrued expenses and other current liabilities
	As of December 31,
	2019	2020
	RMB	RMB
Penalty payable(i)	13,282	48,021
Refundable deposits from members, current	80,935	54,999
Payable for investments and acquisitions	41,688	32,688
Payable to former shareholders of acquirees	13,782	13,782
Accrued payroll	26,719	19,062
VAT payable	8,022	15,142
Other taxes payable	3,448	3,419
Interests payable	13,651	118
Others	39,826	21,735
Third-party loans(ii)	34,366	53,192
Amounts reimbursable to employees	858	1,839
Total	276,577	263,997

(i)	This item represents penalty for early termination of lease and overdue rent.
(ii)	This item represents loans borrowed from third party individuals or companies which need to repay within one year with annual interest rate from 4.85% to 20%.